787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

December 23, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SA VCP Dynamic Strategy Portfolio, a series of the Registrant, of all of the assets and liabilities of the SA Invesco VCP Equity-Income Portfolio, a series of the Registrant, in exchange for Class 1 and/or Class 3 shares of the SA VCP Dynamic Strategy Portfolio.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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